Exhibit 99.20

Data Compare Summary (Total)

Run Date - 8/8/2019 6:50:46 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	16	6.25%	16
Amortization Term	0	16	0.00%	16
Amortization Type	0	16	0.00%	16
Borrower Qualifying FICO	6	16	37.50%	16
City	0	16	0.00%	16
Contract Sales Price	1	16	6.25%	16
Doc Type	0	16	0.00%	16
First Payment Date	0	16	0.00%	16
Investor: Qualifying Total Debt Ratio	3	16	18.75%	16
Lien Position	0	16	0.00%	16
LTV Valuation Value	0	16	0.00%	16
Maturity Date	0	16	0.00%	16
Occupancy	0	16	0.00%	16
Original CLTV	0	16	0.00%	16
Original Interest Rate	0	16	0.00%	16
Original Loan Amount	0	16	0.00%	16
Original LTV	0	16	0.00%	16
Original P&I	0	16	0.00%	16
Original Term	0	16	0.00%	16
Property Type	1	16	6.25%	16
Purpose	0	16	0.00%	16
State	0	16	0.00%	16
Zip	0	16	0.00%	16
Total	12	368	6.25%	16